Leases - Schedule of Balance-sheet Information (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating lease right-of-use assets	$ 289
Operating lease liabilities, current	38
Operating lease liabilities, non-current	321
Total operating lease liabilities	$ 359
Weighted Average Remaining Lease Term Operating leases	9 years
Weighted Average Discount Rate Operating leases	4.55%